Property and Equipment (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Property and Equipment (Textual)
Depreciation expense	$ 90,977	$ 101,043	$ 18,852